                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                    811-2896

Exact name of registrant as specified in charter:      Prudential High Yield Fund, Inc.
                                                       (d/b/a Dryden High Yield Fund)

Address of principal executive offices:                Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Name and address of agent for service:                 Deborah Docs
                                                       Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Registrant's telephone number, including area code:    973-367-7521

Date of fiscal year end:                               December 31, 2003

Date of reporting period:                              June 30, 2003

Item 1 -- Reports to Stockholders

Dryden
High Yield Fund

JUNE 30, 2003      SEMIANNUAL REPORT

                 (GRAPHIC)

FUND TYPE          OBJECTIVES
Junk bond          Current income, with capital
                   appreciation as a secondary objective

                   --------------------------------------

                   This report is not authorized for
                   distribution to prospective investors unless preceded or accompanied by a current prospectus.

                   The views expressed in this report
                   and information about the Fund's
                   portfolio holdings are for the period covered by this report and are subject to change thereafter.

                   JennisonDryden is a service mark of
                   The Prudential Insurance Company
                   of America.

JennisonDrydenMutualFunds

Dear Shareholder,               August 15, 2003

Stocks and bonds often move in opposite
directions. However, for a period during the spring of 2003, both markets in the United
States rallied in tandem. Recently, signs of stronger economic growth have helped sustain the rise in equities but weighed heavily on bonds. Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs.
Current market activity should have little impact on planning for your long-term investment goals.

Whether you are investing for your retirement, your children's education, or some other purpose, JennisonDryden mutual funds offer the experience, resources, and professional discipline of three leading asset management firms that can make a difference for you.
JennisonDryden equity funds are managed by Jennison Associates and Quantitative
Management. Prudential Fixed Income manages the
JennisonDryden fixed income and money market funds.

A diversified asset allocation strategy is a disciplined approach to investing that may help you make more consistent progress toward your goals. We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. JennisonDryden mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

I was named president of the Dryden High Yield
Fund in March 2003. Thank you for your
confidence in JennisonDryden mutual funds. We look forward to serving your future investment needs.

Sincerely,

Judy A. Rice, President
Dryden High Yield Fund

Dryden High Yield Fund 1

Your Fund's Performance

Fund Objectives

The primary investment objective of the Dryden
High Yield Fund (the Fund) is to maximize current income. As a secondary investment objective, the Fund seeks capital appreciation, but only when consistent with the Fund's primary investment objective. There can be no assurance that the Fund will achieve its investment objectives.

Cumulative Total Returns1 as of 6/30/03

                                              Six Months  One Year  Five Years  Ten Years  Since Inception2
Class A                                         15.61%     18.45%      5.05%      69.85%       165.52%
Class B                                         15.36      17.88       2.42       60.82        576.49
Class C                                         15.36      17.88       2.42        N/A          55.25
Class Z                                         15.72      18.73       6.45        N/A          36.13
Lehman Brothers U.S. Corp. High Yield Index3    18.49      22.76      15.56       89.49          ***
Lipper High Current Yield Funds Avg.4           14.61      17.41       4.49       62.73         ****


Average Annual Total Returns1 as of 6/30/03

                                                          One Year  Five Years  Ten Years  Since Inception2
Class A                                                    13.71%       0.17%     5.01%         7.21%
Class B                                                    12.88        0.35      4.87          8.20
Class C                                                    15.72        0.28       N/A          4.94
Class Z                                                    18.73        1.26       N/A          4.30
Lehman Brothers U.S. Corp. High Yield Index3               22.76        2.94      6.60           ***
Lipper High Current Yield Funds Avg.4                      17.41        0.66      4.87          ****

Distributions and Yields1 as of 6/30/03
                         Total Distributions            30-Day
                         Paid for Six Months           SEC Yield
Class A                        $0.22                     6.58%
Class B                        $0.21                     6.36
Class C                        $0.21                     6.29
Class Z                        $0.23                     7.12

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential
Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver of 0.05% and 0.25% for Class A and Class C shares respectively, the returns for these classes would have been lower. The Fund charges a maximum front-end sales charge of 4% for Class
A shares and a 12b-1 fee of up to 0.30%
annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively after purchase and a 12b-1 fee of 0.75% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis.
Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of up to 1% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates:
Class A, 1/22/90; Class B, 3/29/79; Class C,
8/1/94; and Class Z, 3/1/96. 3The

2 Visit our website at www.jennisondryden.com

Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, noninvestment-grade debt securities with at least one year remaining to maturity. It gives a broad look at how high yield ("junk") bonds have performed. 4The Lipper High Current Yield
Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Current Yield Funds category for the periods noted. Funds in the Lipper
Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. Investors cannot invest directly in an index. The returns for the Lehman Brothers U.S. Corporate High Yield
Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.
Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. ***Lehman Brothers U.S.
Corporate High Yield Index Closest Month-End to
Inception cumulative total returns as of 6/30/03 are 227.48% for Class A, 535.99% for
Class B, 81.46% for Class C, and 48.89% for
Class Z. Lehman Brothers U.S. Corporate High
Yield Index Closest Month-End to Inception average annual total returns as of 6/30/03 are 9.24% for Class A, 9.69% for Class B, 6.91% for
Class C, and 5.58% for Class Z. The Lehman
Brothers U.S. Corporate High Yield Index began on 6/30/83, therefore the return for Class B shares represents an inception return from that time until present (6/30/03). ****Lipper
Average Closest Month-End to Inception
cumulative total returns as of 6/30/03 are 175.30% for Class A, 700.34% for Class B,
54.44% for Class C, and 33.63% for Class Z.
Lipper Average Closest Month-End to Inception average annual total returns as of 6/30/03 are 7.71% for Class A, 8.85% for Class B, 4.86% for
Class C, and 3.87% for Class Z.

Five Largest Issuers expressed as a percentage
of total investments(D) as of 6/30/03.
CSC Holdings, Inc.                                  3.0%
Nextel Communications, Inc.                         2.0
Allied Waste of North America, Inc.                 1.9
Qwest Capital Funding, Inc.                         1.8
HCA, Inc. The Healthcare Co.                        1.6

(D)Excludes cash received as a result of securities on loan. Issuers are subject to change.

Credit Quality* expressed as a percentage of
net assets as of 6/30/03.
High Grade                                          2.4%
Ba                                                 31.2
B                                                  47.5
Caa or Lower                                       14.8
Not Rated                                           2.4
Cash & Equivalents                                  1.7
*Source: Moody's rating, defaulting to S&P when not rated. Credit Quality is subject to change.

Dryden High Yield Fund 3

Portfolio of Investments
as of June 30, 2003 (Unaudited)

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION                 RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 LONG-TERM INVESTMENTS  97.0%
 ASSET BACKED SECURITIES  0.6%
 ----------------------------------------------------------------------------------
 CSAM Funding Corp. I,
  Sub. Notes, Cl. D-2        Ba2              7.661%(j)     3/29/16  $     7,000 $     5,040,000
 Inner Harbor,
  Sub. Notes, Cl. B-2
  (cost $4,646,501;
  purchased 4/19/01)         Ba2              11.19         6/15/13        5,000(b)    2,500,000
 Liberty Square Ltd.,
  Ser. 2001-2A, Cl. D
  (cost $3,730,968;
  purchased 5/23/01)         Ba3              7.53(j)       6/15/13        3,462(b)      415,409
 Octagon Investment
  Partners III, Sr. Sec'd
  Notes
  (cost $5,000,000;
  purchased 12/7/99)         Ba3              7.338(j)     12/14/11        5,000(b)    3,028,500
 Stanfield/RMF
  Transatlantic Ltd., Sr.
  Notes, Ser. D-1 (cost
  $5,000,000; purchased
  4/19/00)                   B3               7.389(j)      4/15/15        5,000(b)    1,500,000
                                                                                 ---------------
 Total asset backed
  securities
  (cost $25,055,279)                                                                  12,483,909
                                                                                 ---------------
 CORPORATE BONDS  87.0%
 AEROSPACE/DEFENSE 1.0%
 -----------------------------------------------------------------------------------
 K&F Industries, Inc.,
  Sr. Sub. Notes             B3               9.625        12/15/10        4,950       5,494,500
  Sr. Sub. Notes, Ser. B     B3               9.25         10/15/07        4,555       4,748,587
 L-3 Communications Corp.,
  Sr. Sub. Notes             Ba3              7.625         6/15/12        7,500       8,250,000
 Sequa Corp., Sr. Notes      B1               8.875          4/1/08        3,500       3,657,500
 Stellex Technologies,
  Inc.,
  Sr. Sub. Notes, Ser. B     NR               9.50          11/1/07        1,000(f)          130
                                                                                 ---------------
                                                                                      22,150,717
 BANKS/FINANCIAL SERVICES/INSURANCE  0.3%
 -----------------------------------------------------------------------------------
 LNR Property Corp.,
  Sr. Sub. Notes, Ser. B     Ba3              9.375         3/15/08        1,000       1,051,250

See Notes to Financial Statements.
4 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION                 RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 Sovereign Bancorp, Inc.,
  Sr. Notes                  Ba1              10.50%       11/15/06  $     1,245 $     1,495,680
 Western Financial Savings
  Bank, Sub. Cap. Deb.       B1               8.875          8/1/07        4,400       4,576,000
                                                                                 ---------------
                                                                                       7,122,930
 BUILDING & CONSTRUCTION  1.6%
 -----------------------------------------------------------------------------------
 American Standard, Inc.,
  Gtd. Notes                 Ba2              7.375         4/15/05        5,000       5,300,000
 D.R. Horton, Inc.,
  Sr. Gtd. Notes             Ba1              8.00           2/1/09        5,125       5,701,562
  Sr. Notes                  Ba1              7.50          12/1/07        4,000       4,330,000
  Sr. Notes                  Ba1              8.50          4/15/12        2,375       2,671,875
 KB Home, Sr. Sub. Notes     Ba3              8.625        12/15/08        6,325       7,178,875
 New Millenium Homes LLC     NR               Zero         12/31/04        1,854(d)      927,000
 Nortek, Inc.,
  Sr. Notes                  B1               9.25          3/15/07        1,440       1,483,200
  Sr. Sub. Notes, Ser. B     B3               9.875         6/15/11        5,175       5,446,688
                                                                                 ---------------
                                                                                      33,039,200
 CABLE  6.1%
 -----------------------------------------------------------------------------------
 Avalon Cable Holdings
  LLC, Sr. Disc. Notes,
  Zero Coupon (until
  12/1/03)                   Caa1             11.875        12/1/08        7,410       7,085,812
 Callahan Nordrhein
  Westfalen (Germany),
  Sr. Disc. Notes, Zero
  Coupon (until 07/15/05)    NR               16.00         7/15/10       15,000(i)      375,000
  Sr. Notes                  NR               14.00         7/15/10        6,900(i)      276,000
 Charter Communications
  Holdings LLC,
  Sr. Disc. Notes            Ca               9.92           4/1/11        3,000       1,972,500
  Sr. Disc. Notes, Zero
  Coupon (until 5/15/06)     Ca               11.75         5/15/11        3,000       1,515,000
  Sr. Notes                  Ca               8.625          4/1/09        4,400(g)    3,168,000
  Sr. Notes                  Ca               10.00          4/1/09        1,500       1,147,500
  Sr. Notes                  Ca               10.75         10/1/09        2,700       2,092,500
  Sr. Notes                  Ca               9.625        11/15/09        7,250(g)    5,292,500
  Sr. Notes                  Ca               10.25         1/15/10        8,200       6,191,000
  Sr. Notes                  Ca               11.125        1/15/11        6,000(g)    4,650,000
  Sr. Notes                  Ca               10.00         5/15/11        4,800       3,456,000

                                              See Notes to Financial Statements.
                                                        Dryden High Yield Fund 5

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION                 RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 Coaxial Communications,
  Inc., Sr. Notes            B3               10.00%        8/15/06  $    12,000 $    12,375,000
 Comcast UK Cable Partners
  Ltd. (Bermuda), Sr.
  Disc. Deb.                 Caa2             11.20        11/15/07       10,900(i)   10,641,125
 CSC Holdings, Inc.
  Deb.                       B1               7.625         7/15/18        4,850(d)    4,837,875
  Sr. Sub. Deb.              B2               9.875         2/15/13        3,000(g)    3,135,000
 DirecTV Holdings, Sr.
  Notes                      B1               8.375         3/15/13        8,040       8,964,600
 Echostar DBS Corp.,
  Sr. Notes                  Ba3              10.375        10/1/07       18,225      20,184,187
  Sr. Notes                  Ba3              9.125         1/15/09       11,045      12,342,788
 Mediacom Broadband LLC,
  Sr. Notes                  B2               7.875         2/15/11        9,750       9,701,250
  Sr. Notes                  B2               11.00         7/15/13        1,500       1,668,750
 Rogers Cable, Inc.          Ba2              6.25          6/15/13        4,000       3,990,000
 United Pan-Europe
  Communications, Inc.
  (Netherlands)
  Sr. Disc. Notes, Zero
  Coupon (until 2/1/05)      Ca               13.75          2/1/10       21,550(i)    2,963,125
  Sr. Disc. Notes, Zero
  Coupon (until 8/1/04)      Ca               12.50          8/1/09        3,820(i)      573,000
                                                                                 ---------------
                                                                                     128,598,512
 CHEMICALS  3.3%
 -----------------------------------------------------------------------------------
 Avecia Group PLC (United
  Kingdom), Sr. Notes        Caa1             11.00          7/1/09          850(i)      769,250
 Equistar Chemicals LP,
  Gtd. Notes                 B1               10.125         9/1/08        2,350(g)    2,420,500
  Notes                      BB(a)            6.50          2/15/06        1,400       1,337,000
  Sr. Notes                  B1               10.625         5/1/11        4,000(g)    4,100,000
 Huntsman International
  LLC, Sr. Sub. Notes        Caa1             10.125         7/1/09       20,466      19,647,360
 IMC Global, Inc.,
  Notes                      B2               6.55          1/15/05        3,000       3,120,000
  Sr. Notes                  B1               11.25          6/1/11        1,600       1,664,000
  Sr. Notes, Ser. B          B1               10.875         6/1/08          325         338,000
  Sr. Notes, Ser. B          B1               11.25          6/1/11        1,675(g)    1,742,000
 ISP Chemco, Inc., Sr.
  Sub. Notes, Ser. B         B2               10.25          7/1/11        6,785       7,667,050

See Notes to Financial Statements.
6 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION                 RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 Lyondell Chemical Co.,
  Sr. Notes, Ser. B          Ba3              9.875%         5/1/07  $     1,950 $     1,911,000
  Sr. Sec'd. Notes           Ba3              9.50         12/15/08        2,405       2,284,750
  Sr. Sec'd. Notes           Ba3              10.50          6/1/13        4,350(g)    4,350,000
  Sr. Sub. Notes             B2               10.875         5/1/09        4,050       3,766,500
 OM Group, Inc.,
  Sr. Sub. Notes             Caa2             9.25         12/15/11       16,440      16,029,000
                                                                                 ---------------
                                                                                      71,146,410
 CONSUMER PRODUCTS & SERVICES  1.1%
 -----------------------------------------------------------------------------------
 Coinmach Corp., Sr. Notes   B2               9.00           2/1/10        7,945       8,501,150
 Corning Consumer Prods.
  Co., Sr. Sub. Notes        NR               9.625          5/1/08        5,030(e)      251,500
 Dimon, Inc., Sr. Notes      Ba3              9.625        10/15/11        3,150       3,465,000
 Kindercare Learning
  Centers, Inc., Sr. Sub.
  Notes                      B3               9.50          2/15/09        8,200(g)    8,261,500
 SPX Corp., Sr. Notes        Ba3              6.25          6/15/11        2,275(g)    2,320,500
                                                                                 ---------------
                                                                                      22,799,650
 CONTAINERS  5.4%
 -----------------------------------------------------------------------------------
 Anchor Glass Container
  Corp., Sr. Sec'd. Notes    B2               11.00         2/15/13        3,725(g)    4,069,562
 Berry Plastics Corp.,
  Gtd. Notes                 B3               10.75         7/15/12        3,500       3,850,000
 Bway Corp., Sr. Sub.
  Notes                      B3               10.00        10/15/10        2,000       2,030,000
 Crown European Holdings
  SA, Sec'd. Notes           B1               9.50           3/1/11        6,250       6,750,000
 Graham Packaging
  Holdings Co.,
  Sr. Disc. Notes            Caa2             10.75         1/15/09       10,675      10,995,250
  Sr. Sub. Notes, Ser. B     Caa1             8.75          1/15/08        7,150       7,114,250
 Greif Brothers Corp., Sr.
  Sub. Notes                 B2               8.875          8/1/12        3,495       3,757,125
 Norampac, Inc., Sr. Notes   Ba2              6.75           6/1/13        4,500       4,725,000
 Owens-Brockway Glass
  Container,
  Sec'd. Notes               B1               8.75         11/15/12        2,265       2,457,525
  Sec'd. Notes               B1               7.75          5/15/11       11,250      11,896,875
 Riverwood Int'l. Corp.,
  Gtd. Notes                 B3               10.625         8/1/07        3,067       3,182,013

                                              See Notes to Financial Statements.
                                                        Dryden High Yield Fund 7

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION                 RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 Silgan Holdings, Inc.,
  Sr. Sub. Deb.              B1               9.00%          6/1/09  $    13,400 $    13,869,000
 Smurfit-Stone Container
  Corp.,
  Sr. Notes                  B2               8.25          10/1/12       10,750      11,529,375
  Sr. Notes                  B2               7.50           6/1/13        7,000       7,140,000
 Stone Container Corp.
  (Canada),
  Sr. Notes                  B2               11.50         8/15/06        4,870(i)    5,198,725
  Sr. Notes                  B2               9.75           2/1/11        4,570(i)    5,004,150
  Sr. Notes                  B2               8.375          7/1/12        5,000(i)    5,362,500
 United States Can Corp.,
  Bank Loan
  (cost $4,408,194;
  purchased 9/25/02)         Caa1             5.65         12/31/08        6,776(k)    6,494,890
                                                                                 ---------------
                                                                                     115,426,240
 ENERGY  10.1%
 -----------------------------------------------------------------------------------
 AmeriGas Partners &
  Eagle, Sr. Notes, Ser. B   B2               8.875         5/20/11        4,600       5,014,000
 Aquila, Inc., Sr. Notes     Caa1             9.95           2/1/11        2,575(g)    2,266,000
 Cogentrix, Inc., Sr.
  Notes                      B1               8.10          3/15/04        1,850       1,688,125
 Edison Mission Energy,
  Sr. Notes                  B2               7.73          6/15/09        5,825       4,980,375
  Sr. Notes                  B2               9.875         4/15/11        1,250       1,156,250
 El Paso Corp., Sr. Notes    Caa1             7.00          5/15/11        9,725(g)    8,849,750
 El Paso Energy Partners
  LP, Sr. Sub. Notes         B1               8.50           6/1/11          775         829,250
 El Paso Production
  Holdings, Sr. Notes        B2               7.75           6/1/13       20,775      20,723,062
 Empresa Nacional de
  Electricidad SA (Chile),
  Notes                      Ba3              7.75          7/15/08        3,000(i)    3,133,902
 Eott Energy Partners LP,
  Sr. Notes                  NR               11.00         10/1/09        3,605(e)    3,424,750
 Ferrellgas Partner LP,
  Sr. Notes                  B2               8.75          6/15/12        2,590       2,810,150
 Forest Oil Corp.,
  Sr. Notes                  Ba3              8.00          6/15/08        3,500       3,745,000
  Sr. Notes                  Ba3              8.00         12/15/11        7,199       7,738,925
 Gazprom, Notes              B+(a)            9.625          3/1/13        7,700(g)    8,489,250
 Gemstone Investors Ltd.,
  Gtd. Notes                 Caa1             7.71         10/31/04        6,995       6,960,025

See Notes to Financial Statements.
8 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION                 RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 GulfTerra Energy
  Partners, LP, Sr. Notes    Ba3              6.25%          6/1/10  $     2,600 $     2,593,500
 Hanover Equipment Trust,
  Sec'd. Notes, Ser. B       B2               8.75           9/1/11        7,325       7,691,250
 Homer City Funding LLC,
  Gtd. Notes                 Ba2              8.137         10/1/19        4,000       4,270,000
 Houston Exploration Co.
  Sr. Sub. Notes             B2               8.625          1/1/08       11,020      11,515,900
  Sr. Sub. Notes             B2               7.00          6/15/13        2,350       2,426,375
 Leviathan Gas Pipeline
  Corp., Sr. Sub. Notes      B1               10.375         6/1/09        4,750       5,070,625
 Magnum Hunter Resources,
  Inc., Sr. Notes            B2               9.60          3/15/12        4,250       4,675,000
 Parker & Parsley
  Petroleum Co., Sr. Notes   Ba1              8.875         4/15/05        2,000       2,190,000
 Parker Drilling Co., Sr.
  Notes, Ser. D              B1               9.75         11/15/06        4,330(g)    4,459,900
 Peabody Energy Corp.,
  Sr. Notes                  Ba3              6.875         3/15/13        7,525       7,882,438
 Pemex Project Funding,
  Gtd. Notes                 Baa1             9.125        10/13/10        4,275       5,172,750
 Plains All American
  Pipeline LP, Gtd. Notes    Ba2              7.75         10/15/12        1,120       1,254,400
 Premcor Refining Group,
  Inc.
  Sr. Notes                  Ba3              9.50           2/1/13        8,150       9,005,750
  Sr. Notes                  Ba3              7.50          6/15/15        1,550       1,526,750
 Tennessee Gas Pipeline
  Co.,
  Deb.                       B1               7.00          3/15/27        4,355       4,409,438
  Deb.                       B1               7.00         10/15/28        3,200(g)    3,044,000
  Deb.                       B1               7.625          4/1/37        8,615       8,722,687
 TransMontaigne, Inc.,
  Sr. Sub. Notes             B3               9.125          6/1/10        3,900       4,109,625
 Vintage Petroleum, Inc.,
  Sr. Notes                  Ba3              8.25           5/1/12        3,010       3,311,000
  Sr. Sub. Notes             B1               9.75          6/30/09        1,530       1,644,750
  Sr. Sub. Notes             B1               7.875         5/15/11        2,250       2,413,125
 Westar Energy, Inc.,
  1st Mtge.                  Ba1              7.875          5/1/07        4,870       5,442,225
  Notes                      Ba2              6.25          8/15/18        1,505       1,510,644

                                              See Notes to Financial Statements.
                                                        Dryden High Yield Fund 9

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION                 RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 Williams Cos., Inc.,
  Notes                      B3               9.25%         3/15/04  $     3,030(g) $  3,105,750
  Notes                      B3               7.125          9/1/11       10,275(g)   10,018,125
  Notes                      B3               8.125         3/15/12        6,110(g)    6,262,750
  Sr. Notes                  B3               8.625          6/1/10        9,525       9,953,625
                                                                                 ---------------
                                                                                     215,491,196
 FOOD/BEVERAGES/BOTTLING  3.3%
 -----------------------------------------------------------------------------------
 Agrilink Foods, Inc.,
  Sr. Sub. Notes             B3               11.875        11/1/08        6,230       6,712,825
 Ahold Finance USA, Inc.
  (Netherlands), Notes       B1               8.25          7/15/10        2,125(i)    2,178,125
 Carrols Corp., Sr. Sub.
  Notes                      B3               9.50          12/1/08       12,000      11,670,000
 Del Monte Corp.,
  Sr. Sub. Notes             B2               8.625        12/15/12        4,400       4,664,000
 Delhaize America, Inc.,
  Gtd. Notes                 Ba1              8.125         4/15/11       11,695      12,806,025
 Dole Food Co., Inc.,
  Sr. Notes                  B2               8.625          5/1/09        7,100       7,508,250
 Dominos, Inc., Sr. Sub.
  Notes                      B3               8.25           7/1/11        2,950       3,045,875
 Iowa Select Farms LP,
  Sec'd. Notes, PIK          NR               10.75         12/1/06          646         355,363
 National Restaurant
  Enterprises Holding,
  Inc.,
  Sr. Notes                  NR               10.75        11/15/07        1,090(e)      109,005
  Sr. Notes, PIK             NR               13.00         5/15/08        1,320(e)      132,006
 Smithfield Foods, Inc.,
  Notes                      Ba2              7.75          5/15/13        3,750       4,021,875
  Sr. Notes                  Ba2              8.00         10/15/09        2,135(g)    2,311,137
 Specialty Foods
  Acquisition Corp., Sr.
  Sec'd. Disc. Deb.          NR               13.00         6/15/09          460(f)            5
 Sun World Int'l, Inc.,
  Notes, Ser. B              NR               11.25         4/15/04        2,435(e)    1,607,100
 Tricon Global
  Restaurants, Inc.,
  Sr. Notes                  Ba1              8.50          4/15/06        3,000       3,360,000
  Sr. Notes                  Ba1              8.875         4/15/11        8,000       9,480,000
                                                                                 ---------------
                                                                                      69,961,591
 GAMING  5.4%
 -----------------------------------------------------------------------------------
 Argosy Gaming Co.,
  Sr. Sub. Notes             B2               9.00           9/1/11        2,355       2,543,400

See Notes to Financial Statements.
10 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION                 RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 Boyd Gaming Corp.,
  Sr. Sub. Notes             B1               8.75%         4/15/12  $     2,800(g) $  3,066,000
 Circus Circus
  Enterprises, Inc.,
  Deb.                       Ba2              6.70         11/15/96        9,595       9,690,950
  Notes                      Ba2              6.45           2/1/06        2,925       3,027,375
 Coast Hotels & Casinos,
  Inc., Sr. Sub. Notes       B2               9.50           4/1/09        8,000       8,560,000
 Isle of Capri Casinos,
  Inc.,
  Sr. Sub. Notes             B2               9.00          3/15/12          910         991,900
 Kerzner International
  Ltd. (Bahamas), Gtd.
  Notes                      B2               8.875         8/15/11        9,670(i)   10,467,775
 Majestic Investor
  Holdings LLC, Sr. Sec'd.
  Notes                      B2               11.653       11/30/07        5,000       5,018,750
 Mandalay Resort Group,
  Sr. Notes                  Ba2              9.50           8/1/08        3,500       4,007,500
 MGM Mirage, Inc.,
  Gtd. Notes                 Ba2              9.75           6/1/07       12,550      14,244,250
  Sr. Notes                  Ba1              8.50          9/15/10          900       1,057,500
  Sr. Sub. Notes             Ba2              8.375          2/1/11          405(g)      460,688
 Mohegan Tribal Gaming
  Authority, Sr. Sub.
  Notes                      Ba3              8.00           4/1/12        2,810(g)    3,034,800
 Park Place Entertainment
  Corp.,
  Sr. Notes                  Ba1              8.50         11/15/06        1,275       1,408,875
  Sr. Notes                  Ba1              7.00          4/15/13        5,975       6,393,250
  Sr. Sub. Notes             Ba2              7.875        12/15/05        3,500       3,731,875
  Sr. Sub. Notes             Ba2              9.375         2/15/07        2,100       2,325,750
  Sr. Sub. Notes             Ba2              8.875         9/15/08        2,240       2,469,600
  Sr. Sub. Notes             Ba2              7.875         3/15/10        1,855(g)    1,994,125
  Sr. Sub. Notes             Ba2              8.125         5/15/11        1,000(g)    1,097,500
 Station Casinos, Inc.,
  Sr. Sub. Notes             B2               9.875          7/1/10       11,032      12,135,200
 Venetian Casino Resort
  LLC, Gtd. Notes            B3               11.00         6/15/10       14,345      16,173,987
                                                                                 ---------------
                                                                                     113,901,050
 HEALTHCARE  6.4%
 -----------------------------------------------------------------------------------
 Alaris Medical Systems,
  Inc.,
  Sr. Disc. Notes, Zero
  Coupon (until 8/1/03)      Caa2             11.125         8/1/08        4,833       5,098,815
  Sr. Sec'd. Notes           B2               11.625        12/1/06        5,250       6,378,750

                                              See Notes to Financial Statements.
                                                       Dryden High Yield Fund 11

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION                 RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 Concentra Operating
  Corp., Sr. Sub. Notes,
  Ser. B                     B3               13.00%        8/15/09  $     6,525 $     7,308,000
 Fresenius Med. Care
  Capital Trust, Gtd.
  Notes                      Ba2              7.875         6/15/11        3,550       3,745,250
 Hanger Orthopedic Group,
  Inc., Sr. Sub. Notes       B3               11.25         6/15/09        4,085(g)    4,411,800
 Harborside Healthcare
  Corp., Sr. Sub. Disc.
  Notes, Zero Coupon
  (until 8/1/04)             NR               12.08          8/1/07        7,373(f)    1,400,870
 HCA, Inc., The Healthcare
  Co.
  Deb.                       Ba1              7.50         11/15/95        4,235       4,009,986
  Notes                      Ba1              7.125          6/1/06        5,030       5,468,289
  Notes                      Ba1              8.85           1/1/07        8,427       9,651,182
  Notes                      Ba1              8.70          2/10/10        4,150       4,942,820
  Notes                      Ba1              9.00         12/15/14        6,500       7,856,186
  Notes                      Ba1              7.69          6/15/25        1,840       1,913,698
 HEALTHSOUTH Corp.,
  Sr. Notes                  Caa2             6.875         6/15/05        3,585(g)    2,850,075
  Sr. Notes                  Caa2             8.50           2/1/08        5,925(g)    4,651,125
 Magellan Health Services,
  Inc., Sr. Notes            Caa3             9.375        11/15/07        4,755(g)    4,755,000
 Medquest, Inc., Gtd.
  Notes, Ser. B              B3               11.875        8/15/12        8,050       8,372,000
 Omnicare, Inc.,
  Sr. Sub. Notes             Ba2              6.125          6/1/13        4,100(g)    4,182,000
 Res-Care, Inc., Sr. Notes   B2               10.625       11/15/08        6,000       5,640,000
 Rotech Healthcare, Inc.,
  Gtd. Notes                 B2               9.50           4/1/12        4,635       4,762,463
 Select Medical Corp.,
  Sr. Sub. Notes             B2               9.50          6/15/09        4,120       4,475,350
 Service Corp. Int'l.,
  Notes                      B1               6.50          3/15/08        7,825(g)    7,648,937
  Sr. Notes                  B1               6.00         12/15/05          870         876,525
 Tenet Healthcare Corp.
  Sr. Notes                  Ba3              6.375         12/1/11        2,300       2,162,000
  Sr. Notes                  Ba3              6.50           6/1/12        4,900       4,544,750
 Triad Hospitals, Inc.
  Gtd. Notes, Ser. B         B1               8.75           5/1/09          840         893,550
  Sr. Sub. Notes             B2               11.00         5/15/09        8,800       9,702,000
 US Healthworks, Inc.,
  Sr. Disc. Notes            NR               17.00        10/15/04        2,044       2,187,584

See Notes to Financial Statements.
12 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION                 RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 Ventas Realty LP,
  Sr. Notes                  Ba3              8.75%          5/1/09  $     4,000 $     4,320,000
  Sr. Notes                  Ba3              9.00           5/1/12        2,050       2,234,500
                                                                                 ---------------
                                                                                     136,443,505
 INDUSTRIALS/SERVICES  5.3%
 -----------------------------------------------------------------------------------
 Actuant Corp., Sr. Sub.
  Notes                      B2               13.00          5/1/09        3,448       4,034,160
 Alliant Techsystems,
  Inc.,
  Sr. Sub. Notes             B2               8.50          5/15/11        2,955       3,280,050
 Allied Waste of North
  America, Inc.,
  Gtd. Notes, Ser. B         Ba3              8.50%         12/1/08        4,785(g)    5,143,875
  Sr. Notes                  Ba3              7.875          1/1/09       17,400(g)   18,204,750
  Sr. Notes                  Ba3              7.875         4/15/13        5,550       5,806,687
  Sr. Sub. Notes             B2               10.00          8/1/09       10,690(g)   11,358,125
 Browning-Ferris
  Industrials, Inc., Sr.
  Deb.                       Ba3              7.40          9/15/35        5,000(g)    4,600,000
 Gentek, Inc., Sr. Sub.
  Notes                      NR               11.00          8/1/09       13,749(e)      120,304
 International Wire Group,
  Inc.,
  Gtd. Notes                 Caa1             11.75          6/1/05        5,250       3,360,000
  Sr. Sub. Notes             Caa1             11.75          6/1/05          134          85,760
 Iron Mountain, Inc.,
  Sr. Sub. Notes             B2               8.625          4/1/13        4,550       4,868,500
 Manitowoc Co., Inc.,
  Gtd. Notes                 B2               10.50          8/1/12        6,750(g)    7,492,500
 Moore North America
  Finance, Sr. Notes         B1               7.875         1/15/11        3,900       4,065,750
 Motors & Gears, Inc.,
  Sr. Notes                  Caa1             10.75        11/15/06        9,500       8,312,500
 Terex Corp.,
  Sr. Sub. Notes             B3               10.375         4/1/11       10,830      11,967,150
  Sr. Sub. Notes             B3               9.25          7/15/11        1,845       1,983,375
 Thermadyne Holdings
  Corp., Sr. Disc. Notes     C                12.50          6/1/08        2,500(e)          100
 Tyco Int'l. Group SA,
  Gtd. Notes                 Ba2              6.125         11/1/08        1,175       1,227,875
  Gtd. Notes                 Ba2              6.75          2/15/11        2,560       2,713,600
  Gtd. Notes                 Ba2              6.375        10/15/11        4,450(g)    4,694,750
  Notes                      Ba2              2.75          1/15/18        4,950       5,333,625
  Notes                      Ba2              3.125         1/15/23        2,750       3,011,250
  Sr. Notes                  Ba2              6.375         2/15/06        1,200       1,251,000
                                                                                 ---------------
                                                                                     112,915,686

                                              See Notes to Financial Statements.
                                                       Dryden High Yield Fund 13

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION                 RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 LODGING & LEISURE  4.8%
 -----------------------------------------------------------------------------------
 Extended Stay America,
  Inc., Sr. Sub. Notes       B2               9.15%         3/15/08  $     6,050 $     6,314,688
 Felcor Lodging LP, Sr.
  Notes                      B1               10.00         9/15/08        6,770       6,990,025
 Felcor Suites LP, Gtd.
  Sr. Notes                  B1               7.375         10/1/04        7,435       7,527,937
 Hilton Hotels Corp.,
  Sr. Notes                  Ba1              7.50         12/15/17        6,695       6,895,850
 HMH Properties, Inc.,
  Gtd Notes., Ser. B         Ba3              7.875          8/1/08        6,690(g)    6,790,350
  Sr. Notes, Ser. C          Ba3              8.45          12/1/08        1,530       1,579,725
 Host Marriott Corp.,
  Gtd. Notes, Ser. I         Ba3              9.50          1/15/07       11,115(g)   11,948,625
 Intrawest Corp. (Canada),
  Sr. Notes                  B1               9.75          8/15/08           75(i)       78,281
  Sr. Notes                  B1               10.50          2/1/10        9,570(g)   10,287,750
 ITT Corp.,
  Deb.                       Ba1              7.375        11/15/15        7,000       7,236,250
  Notes                      Ba1              6.75         11/15/05        7,365       7,687,263
 La Quinta Inns, Inc.,
  Sr. Notes                  Ba3              7.40          9/15/05        1,200       1,245,000
 La Quinta Properties,
  Sr. Notes                  Ba3              8.875         3/15/11        5,950       6,336,750
 Meditrust Corp., Notes      Ba3              7.00          8/15/07        1,150       1,171,563
 Royal Caribbean Cruises
  Ltd., Sr. Notes            Ba2              8.125         7/28/04        2,665(g)    2,744,950
 Starwood Hotels & Resorts
  Worldwide, Inc.,
  Gtd. Notes                 Ba1              7.375          5/1/07       10,500      11,051,250
  Gtd. Notes                 Ba1              7.875          5/1/12        2,390       2,617,050
 Vail Resorts, Inc.,
  Sr. Sub. Notes             B2               8.75          5/15/09        4,250       4,441,250
                                                                                 ---------------
                                                                                     102,944,557
 MEDIA  4.5%
 -----------------------------------------------------------------------------------
 Alliance Atlantis
  Communications, Inc.
  (Canada), Sr. Sub. Notes   B1               13.00        12/15/09        8,125i)    9,262,500

See Notes to Financial Statements.
14 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION                 RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 American Media
  Operations, Inc., Notes,
  Ser. B                     B2               10.25%         5/1/09  $     3,250 $     3,510,000
 CanWest Media, Inc.
  (Canada),
  Sr. Notes                  B1               7.625         4/15/13        1,775(i)    1,885,938
  Sr. Sub. Notes             B2               10.625        5/15/11        5,600(i)    6,384,000
 Dex Media East LLC,
  Gtd. Notes                 B3               12.125       11/15/12       13,125      15,520,312
 Gray Television, Inc.,
  Sr. Sub. Notes             B3               9.25         12/15/11        5,980       6,607,900
 InterAct Operating Co.,
  PIK                        NR               14.00          8/1/03        1,976(f)       19,760
 Phoenix Color Corp.,
  Sr. Sub. Notes             Caa2             10.375         2/1/09        1,000         950,000
 Quebecor Media, Inc.
  (Canada), Sr. Disc.
  Notes, Zero Coupon
  (until 7/15/06)            B2               13.75         7/15/11       10,000(i)    8,300,000
 Regal Cinemas, Inc.,
  Sr. Sub. Notes             B2               9.375          2/1/12        5,230       5,766,075
 RH Donnelley Finance
  Corp. I, Sr. Sub. Notes    B2               10.875       12/15/12        5,675       6,611,375
 Sinclair Broadcast Group,
  Inc.,
  Gtd. Notes                 B2               8.00          3/15/12        3,525       3,727,687
  Sr. Sub. Notes             B2               8.75         12/15/11        4,100(g)    4,499,750
  Sr. Sub. Notes             B2               8.00          3/15/12        4,050       4,323,375
 Star Choice
  Communications (Canada),
  Sr. Sec'd. Notes           B3               13.00        12/15/05        4,625(i)    4,937,188
 Vertis, Inc.,
  Gtd. Notes, Ser. B         B3               10.875        6/15/09        4,600       4,600,000
  Sec'd. Notes               B2               9.75           4/1/09        7,750       8,060,000
 World Color Press, Inc.,
  Sr. Sub. Notes             Baa2             7.75          2/15/09          250         261,641
                                                                                 ---------------
                                                                                      95,227,501
 METALS & MINING  1.1%
 -----------------------------------------------------------------------------------
 AK Steel Corp.,
  Gtd. Notes                 B1               7.875         2/15/09        1,360       1,156,000
  Gtd. Notes                 B1               7.75          6/15/12        8,265       6,859,950
 Century Aluminum Co.,
  Sr. Sec'd. 1st Mtge.       B1               11.75         4/15/08        6,420       6,548,400
 LTV Corp., Sr. Notes        NR               11.75        11/15/09        7,305(e)       73,050
 Lukens, Inc., Sr. Notes     NR               6.50           2/1/06        5,000(e)       75,000

                                              See Notes to Financial Statements.
                                                       Dryden High Yield Fund 15

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION                 RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 Sheffield Steel Corp.,
  Sec'd. Notes               NR               10.00%        4/30/07  $     2,549(d) $  1,529,400
 UCAR Finance, Inc.,
  Sr. Notes                  B3               10.25         2/15/12        4,330       4,243,400
 United States Steel
  Corp.,
  Sr. Notes                  B1               9.75          5/15/10        1,450(g)    1,471,750
                                                                                 ---------------
                                                                                      21,956,950
 PAPER & FOREST PRODUCTS  1.9%
 -----------------------------------------------------------------------------------
 Cascades, Inc., Sr. Notes   Ba1              7.25          2/15/13        6,000       6,315,000
 Fort James Corp., Sr.
  Notes                      Ba2              6.625         9/15/04        5,000       5,087,500
 Georgia-Pacific Corp.,
  Deb.                       Ba3              7.70          6/15/15        4,000(g)    3,850,000
  Deb.                       Ba3              8.625         4/30/25        1,275       1,192,125
  Notes                      Ba3              8.875         5/15/31        1,300       1,274,000
  Sr. Notes                  Ba2              9.375          2/1/13       11,900(g)   13,119,750
 Louisiana-Pacific Corp.,
  Sr. Notes                  Ba1              8.50          8/15/05        2,000       2,160,000
 Riverwood Int'l. Corp.,
  Sr. Notes                  B3               10.625         8/1/07        2,500       2,593,750
  Sr. Sub. Notes             Caa1             10.875         4/1/08        4,850(g)    4,971,250
                                                                                 ---------------
                                                                                      40,563,375
 REAL ESTATE INVESTMENT TRUST  0.3%
 -----------------------------------------------------------------------------------
 Senior Housing Trust,
  Sr. Notes                  Ba2              8.625         1/15/12        6,000       6,390,000
 RETAIL & SUPERMARKETS  2.9%
 -----------------------------------------------------------------------------------
 Color Spot Nurseries,
  Sr. Sub. Notes             NR               13.00        12/15/05        2,701(e)      270,061
 Dillards, Inc., Notes       Ba3              6.43           8/1/04        1,235       1,241,175
 Great Atlantic & Pacific
  Tea Co., Inc., Notes       B3               7.75          4/15/07        2,220(g)    2,075,700
 JC Penney Co., Inc.,
  Deb.                       Ba3              7.40           4/1/37        6,390       6,661,575
  Notes                      Ba3              8.00           3/1/10        3,650       3,823,375
 Montgomery Ward & Co.       NR               Zero           1/1/49        2,450(e)          245
 Pantry, Inc., Sr. Sub.
  Notes                      B3               10.25        10/15/07       11,370      11,711,100

See Notes to Financial Statements.
16 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION                 RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 Rite Aid Corp.,
  Deb.                       Caa2             6.875%        8/15/13  $     1,045(g) $    903,925
  Deb.                       Caa2             7.70          2/15/27        1,615       1,332,375
  Deb.                       Caa2             6.875        12/15/28        4,000       3,120,000
  Sec'd. Notes               B2               8.125          5/1/10        8,150(g)    8,435,250
 Saks, Inc.,
  Notes                      B1               8.25         11/15/08        3,645       3,854,587
  Notes                      B1               7.375         2/15/19        9,185       8,725,750
 Southland Corp., Sr. Sub.
  Deb.                       Ba1              5.00         12/15/03        7,380       7,380,000
 Winn-Dixie Stores, Inc.,
  Sr. Notes                  Ba2              8.875          4/1/08        1,085(g)    1,150,100
                                                                                 ---------------
                                                                                      60,685,218
 TECHNOLOGY  3.3%
 -----------------------------------------------------------------------------------
 Amkor Technology, Inc.,
  Deb.                       B1               9.25          2/15/08        1,410       1,466,400
 Ampex Corp., Sec'd.
  Notes, (cost $150,000;
  purchased 7/15/98), PIK    NR               12.00         8/15/08        1,252(b)      187,754
 Avaya, Inc., Sr. Sec'd
  Notes                      B2               11.125         4/1/09        2,250       2,463,750
 Fairchild Semiconductor
  Corp., Gtd. Notes          B2               10.375        10/1/07        1,000       1,051,880
 Flextronics Int'l. Ltd.
  (Singapore),
  Notes                      Ba2              9.875          7/1/10        1,445(i)    1,582,275
  Sr. Sub. Notes             Ba2              6.50          5/15/13       11,665(i)   11,227,562
 ON Semiconductor Corp.,
  Gtd. Notes                 Caa1             13.00         5/15/08        4,885(g)    4,933,850
 Sanmina-Sci Corp., Sec'd.
  Notes                      Ba2              10.375        1/15/10        4,380       4,883,700
 Solectron Corp., Sr.
  Notes                      Ba3              Zero         11/20/20       11,460(g)    6,360,300
 Unisys Corp.,
  Sr. Notes                  Ba1              7.25          1/15/05        8,150       8,486,188
  Sr. Notes                  Ba1              8.125          6/1/06        1,880       2,011,600
 Xerox Capital Europe PLC
  (United Kingdom),
  Gtd. Notes                 B1               5.875         5/15/04        7,140(i)    7,175,700
 Xerox Corp.
  Sr. Notes                  B1               9.75          1/15/09        2,275(g)    2,559,375
  Sr. Notes                  B1               7.125         6/15/10        6,000       5,992,500
  Sr. Notes                  B1               7.625         6/15/13       10,175(g)   10,187,719
                                                                                 ---------------
                                                                                      70,570,553

                                              See Notes to Financial Statements.
                                                       Dryden High Yield Fund 17

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION                 RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 TELECOMMUNICATIONS  8.1%
 -----------------------------------------------------------------------------------
 Bestel SA (Mexico),
  Sr. Disc. Notes            NR               12.75%        5/15/05  $     4,850(i) $    485,000
 Cellnet Data Systems,
  Inc., Sr. Disc. Notes      NR               14.00         10/1/07       13,069(f)          131
 Crown Castle
  International Corp., Sr.
  Notes                      B3               10.75          8/1/11        5,520(g)    6,016,800
 Dobson Communications
  Corp., Sr. Notes           B3               10.875         7/1/10        6,355(g)    6,863,400
 Lucent Technologies,
  Inc., Notes                Caa1             5.50         11/15/08        5,725(g)    4,823,313
 Nextel Communications,
  Inc.,
  Sr. Disc. Notes            B3               10.65         9/15/07        6,388(d)    6,595,610
  Sr. Disc. Notes            B3               9.95          2/15/08        5,365(d)    5,606,425
  Sr. Notes                  B3               9.375        11/15/09        2,250(g)    2,415,938
  Sr. Notes                  B3               9.50           2/1/11        7,840(g)    8,682,800
  Term Loan B (cost
  $6,322,909; purchased
  5/1/02, 5/6/02, 5/8/02,
  7/3/02, 9/9/02)            B3               4.685         6/30/08        7,214(k)    7,187,737
  Term Loan C (cost
  $6,316,797; purchased
  5/1/02, 5/6/02, 5/8/02,
  7/30/02, 9/9/02)           B3               4.92         12/31/08        7,214(k)    7,187,737
  Term Loan D (cost
  $2,170,687; purchased
  9/12/02)                   B3               4.33          3/31/09        2,494(k)    2,462,059
 Nortel Networks Corp.       B3               4.25           9/1/08       10,525       8,867,312
 Nortel Networks Limited     B3               6.125         2/15/06            0(l)            0
 Qwest Capital Funding,
  Inc.,
  Gtd. Notes                 Caa2             5.875          8/3/04        4,850(g)    4,643,875
  Gtd. Notes                 Caa2             6.25          7/15/05       11,275      10,429,375
  Gtd. Notes                 Caa2             7.75          8/15/06       24,740      23,008,200
 Qwest Corp., Notes          Ba3              7.20          11/1/04        2,340       2,398,500
 Qwest Services Corp.,
  Notes                      CCC+(a)          13.50        12/15/10       11,656      13,171,280
 Rogers Wireless
  Communications, Inc.
  (Canada), Sr. Sec'd.
  Notes                      Ba3              9.625          5/1/11        5,165(i)    5,939,750
 Tellus Corp. (Canada),
  Notes                      Ba1              8.00           6/1/11       10,515(i)   12,144,825
 Tritel PCS, Inc., Sr.
  Sub. Notes                 Baa2             10.375        1/15/11        2,755(d)    3,367,988
 Triton PCS, Inc., Sr.
  Notes                      B2               8.50           6/1/13        5,000       5,375,000
 Verizon Wireless, Inc.,
  Notes                      A3               5.375        12/15/06        2,790       3,064,380
 Voicestream Wireless
  Corp.,
  Sr. Disc. Notes, Zero
  Coupon (until 11/15/04)    Ba3              11.875       11/15/09       13,589      13,894,752

See Notes to Financial Statements.
18 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION                 RATING           RATE        DATE       (000)        VALUE (NOTE 1)
  Sr. Notes                  Ba3              11.50%        9/15/09  $     6,250 $     7,296,875
  Sr. Notes                  Ba3              10.375       11/15/09            0(l)          171
                                                                                 ---------------
                                                                                     171,929,233
 TRANSPORTATION  3.5%
 -----------------------------------------------------------------------------------
 American Airlines, Inc.,
  Certs., Ser. 91-A2         B3               10.18          1/2/13        2,000       1,100,000
 American Axle &
  Manufacturing, Inc.,
  Sr. Sub. Notes             Ba2              9.75           3/1/09        3,560       3,827,000
 AMR Corp.,
  Deb.                       Caa2             10.00         4/15/21        3,783       2,307,630
  Notes                      NR               10.40         3/10/11        4,450       3,026,000
 ArvinMeritor, Inc., Notes   Baa3             8.75           3/1/12       11,365(g)   12,728,800
 AutoNation, Inc., Sr.
  Notes                      Ba2              9.00           8/1/08        2,000(g)    2,220,000
 Calair Capital LLC, Gtd.
  Sr. Notes                  Caa2             8.125          4/1/08        2,980       2,518,100
 Continental Airlines,
  Inc.,
  Sr. Notes                  Caa2             8.00         12/15/05        1,245(g)    1,114,275
 Delta Air Lines, Inc.,
  Notes                      B3               7.70         12/15/05        4,030       3,526,250
  Notes                      B3               10.375       12/15/22        4,775       3,509,625
  Notes                      B3               8.30         12/15/29        7,555       5,326,275
 Holt Group, Inc., Sr.
  Notes                      C(a)             9.75          1/15/06        8,120(e)      243,600
 Lear Corp., Gtd. Notes,
  Ser. B                     Ba1              7.96          5/15/05        2,925       3,115,125
 Navistar International
  Corp., Sr. Notes, Ser. B   Ba3              9.375          6/1/06        2,875(g)    3,126,563
 North America United
  Rentals, Inc., Gtd.
  Notes, Ser. B              B1               10.75         4/15/08        6,900       7,538,250
 Northwest Airlines, Inc.,
  Gtd. Notes                 Caa1             9.875         3/15/07          200         158,000
  Notes                      Caa1             7.625         3/15/05          805         680,225
  Sr. Notes                  Caa1             8.875          6/1/06        2,625       2,073,750
 Standyne Automotive
  Corp., Sr. Sub. Notes,
  Ser. B                     Caa1             10.25        12/15/07        2,965       2,401,650
 Stena AB (Sweden),
  Sr. Notes                  Ba3              8.75          6/15/07        4,225(i)    4,351,750
  Sr. Notes                  Ba3              9.625         12/1/12        2,200(i)    2,417,250
 TRISM, Inc., Sr. Sub.
  Notes                      NR               12.00         2/15/05          435(e)           43
 TRW Automotive, Sr. Notes   B1               9.375         2/15/13        4,575       4,963,875

                                              See Notes to Financial Statements.
                                                       Dryden High Yield Fund 19

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION                 RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 United Air Lines, Inc.,
  Notes, Ser. A              Caa2             10.11%         1/5/06  $     1,907 $       476,656
 United Rentals North
  America, Inc., Sr. Notes   B1               10.75         4/15/08        2,000       2,185,000
                                                                                 ---------------
                                                                                      74,935,692
 UTILITIES  7.3%
 -----------------------------------------------------------------------------------
 AES Corp.,
  Sec'd. Notes               B2               8.75          5/15/13       13,000(g)   13,520,000
  Sr. Notes                  B3               9.50           6/1/09        6,635(g)    6,701,350
  Sr. Notes                  B3               9.375         9/15/10        9,475(g)    9,522,375
  Sr. Sub. Notes             Caa1             10.25         7/15/06        3,000       2,970,000
 AES Drax Holdings Ltd.
  (United Kingdom),
  Sr. Sec'd. Bond            Caa2             10.41        12/31/20       25,990(i)   16,373,700
 AES Eastern Energy LP,
  Certs., Ser. A             Ba1              9.00           1/2/17        6,330       6,725,625
 Beaver Valley II Funding
  Corp., Deb.                Baa3             9.00           6/1/17        6,900       8,271,299
 Calpine Corp., Notes        B1               8.50          2/15/11       24,420(g)   18,315,000
 Calpine Energy Finance
  (Canada), Gtd. Sr. Notes   B1               8.50           5/1/08        1,300(i)    1,014,000
 Cogentrix Energy, Inc.,
  Sr. Gtd. Notes, Ser. B     B1               8.75         10/15/08        3,175       2,730,500
 Midland Funding II Corp.,
  Deb.                       Ba3              11.75         7/23/05        9,025       9,747,000
  Deb.                       Ba3              13.25         7/23/06       13,135      14,842,550
 Mirant Americas
  Generation LLC,
  Sr. Notes                  Caa3             7.625          5/1/06        4,070       3,133,900
  Sr. Notes                  Caa3             7.20          10/1/08        2,385(g)    1,502,550
 Mirant Corp., Sr. Notes     Ca               7.40          7/15/04        3,500(g)    2,607,500
 Mirant Mid-Atlantic LLC,
  Certs., Ser. A             B3               8.625         6/30/12        6,945       6,875,324
 Nisource Finance Corp.,
  Gtd. Notes                 Baa3             7.50         11/15/03        1,895       1,930,505
 Orion Power Holdings,
  Inc., Sr. Notes            B2               12.00          5/1/10        5,885       6,826,600
 Reliant Energy
  Mid-Atlantic, Inc.,
  Certs., Ser. C             B1               9.681          7/2/26        9,900(g)    9,900,000
 USEC, Inc., Sr. Notes       Ba2              6.75          1/20/09        2,000       1,760,000

See Notes to Financial Statements.
20 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
                                                                     PRINCIPAL
                             MOODY'S          INTEREST    MATURITY   AMOUNT
 DESCRIPTION                 RATING           RATE        DATE       (000)        VALUE (NOTE 1)
 York Power Funding
  (Cayman Islands), Sr.
  Sec'd. Notes, (cost
  $10,755,000; purchased
  7/31/98)                   D(a)             12.00%       10/30/07  $    10,755(i)   $9,034,200
                                                                                 ---------------
                                                                                     154,303,978
                                                                                 ---------------
 Total corporate bonds
  (cost $1,835,162,595)                                                            1,848,503,744
                                                                                 ---------------
 SOVEREIGN BONDS  3.3%
 Republic of Brazil,
  Notes                      B2               8.00          4/15/14        8,503(i)    7,472,336
  Unsub. Notes               B2               11.00         8/17/40        5,905(i)    5,344,025
 Republic of Colombia,
  Notes                      Ba2              10.50          7/9/10        2,250(i)    2,587,500
  Notes                      Ba2              10.00         1/23/12        2,781(i)    3,114,720
  Notes                      Ba2              10.75         1/15/13        4,293(i)    5,022,810
 Republic of El Salvador,
  Notes                      Baa3             8.50          7/25/11        4,000(i)    4,290,000
  Notes                      Baa3             7.75          1/24/23       10,840(i)   11,300,700
 Republic of Panama          Ba1              9.625          2/8/11        8,700(i)   10,092,000
 Republic of Peru            Ba3              4.50           3/7/17        3,304(i)    2,568,860
 Russian Federation          Ba2              5.00          3/31/30       13,030(i)   12,658,645
 Ukraine Government, Sr.
  Notes                      B2               11.00         3/15/07        4,704(i)    5,165,015
                                                                                 ---------------
 Total sovereign bonds
  (cost $60,839,621)                                                                  69,616,611
                                                                                 ---------------

                                              See Notes to Financial Statements.
                                                       Dryden High Yield Fund 21

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
 DESCRIPTION                                                           SHARES     VALUE (NOTE 1)
 COMMON STOCKS(C)  0.8%
 AmeriKing, Inc.                                                              50 $             0
 Birch Telecom                                                            31,304             313
 Classic Communications,
  Inc.                                                                     3,000(f)           30
 Firearms Training
  Systems, Inc.                                                          122,000          50,020
 Grant Geophysical, Inc.                                                  28,675           7,169
 IMPSAT Fiber Networks,
  Inc.                                                                   110,756(f)      127,369
 International Wireless
  Communications                                                         386,756(f)       38,676
 Jordon Telecom                                                              125             125
 Kaiser Group Holdings,
  Inc.                                                                    21,359(f)      279,803
 Nextel Communications,
  Inc., Cl. A                                                             50,000(d)      904,000
 NTL, Inc.                                                                16,869         575,570
 Peachtree Cable Assoc.
  Ltd.                                                                    31,559(f)       54,950
 Premier Cruise Ltd.                                                     962,763(f)          963
 PSF Holdings Group, Inc.                                                  9,517(f)   14,275,755
 Samuels Jewelers, Inc.                                                   23,425           1,523
 Sheffield Steel Corp.                                                   403,749(d)    1,614,996
 Specialty Foods
  Acquisition Corp.                                                           25(f)            0
 Star Gas Partners LP                                                        440           9,667
 Stellex Technologies,
  Inc.                                                                       214(f)            0
 Sterling Chemicals, Inc.                                                    159           2,385
 TRISM, Inc.                                                              27,543(d)           14
 York Research Corp.                                                      15,105(f)            1
                                                                                 ---------------
 Total common stocks
  (cost $55,045,416)                                                                  17,943,329
                                                                                 ---------------
 PREFERRED STOCKS  5.3%
 BUILDING & CONSTRUCTION
 -----------------------------------------------------------------------------------
 New Millenium Homes LLC,
  Ser. A                                                                   2,000(f)           20
 CABLE  2.7%
 -----------------------------------------------------------------------------------
 Adelphia Communications
  Corp., 13.00%                                                           20,000(e)        5,000
 CSC Holdings, Inc., Ser.
  H, 11.75%                                                              208,485(d)   21,421,834
 CSC Holdings, Inc., Ser.
  M, 11.125%                                                             320,016(g)   32,801,640
 TVN Entertainment, Ser.
  A, 14.00%                                                              707,155(f)    1,555,741
                                                                                 ---------------
                                                                                      55,784,215
 INDUSTRIALS/SERVICES  0.3%
 -----------------------------------------------------------------------------------
 Eagle-Picher Holdings,
  Inc., 11.75%                                                             1,530       6,732,000

See Notes to Financial Statements.
22 Visit our website at www.jennisondryden.com

 -----------------------------------------------------------------------------------
DESCRIPTION                                                           SHARES     VALUE (NOTE 1)
 InterAct Electronic
  Marketing, Inc., 14.00%                                                  2,910(d) $         29
 Kaiser Group Holdings,
  Inc., 7.00%, PIK                                                        13,295(f)      623,868
 Kaiser Group Holdings,
  Inc., 8.78%                                                             17,729(f)          177
                                                                                 ---------------
                                                                                       7,356,074
 LODGING & LEISURE
 -----------------------------------------------------------------------------------
 AmeriKing, Inc., 13.00%                                                   1,619(e)           16
 MEDIA  1.4%
 -----------------------------------------------------------------------------------
 Paxon Communications
  Corp., 13.25%                                                            1,719      17,104,050
 Primedia, Inc., Ser. D.
  10.00%                                                                  77,640       7,453,440
 Sinclair Capital Corp.,
  11.625%,                                                                45,450       4,783,613
                                                                                 ---------------
                                                                                      29,341,103
 REAL ESTATE INVESTMENT TRUST  0.6%
 -----------------------------------------------------------------------------------
 Sovereign Real Estate
  Investment Corp., 12.00%                                                 8,667      12,567,150

 RETAIL
 -----------------------------------------------------------------------------------
 Color Spot Nurseries,
  Ser. B, 13.00%                                                          36,328(d)          363

 TECHNOLOGY  0.1%
 -----------------------------------------------------------------------------------
 Viasystems Group, Inc.,
  Ser. B, 8.00                                                           223,544              22
 Xerox Corp., 6.25                                                        28,520       2,980,340
                                                                                 ---------------
                                                                                       2,980,362
 TELECOMMUNICATIONS 0.2%
 -----------------------------------------------------------------------------------
 Dobson Communications
  Corp., 12.25%                                                            3,996       3,956,040
 Global Crossing Holdings
  Ltd. (Bermuda), 10.50%                                                  42,889)e)          429
 McLeodUSA, Inc., Ser. A,
  2.50%                                                                   78,235         566,421
 NTL Europe, Inc., Ser. A,
  10.00%                                                                      10              20
 World Access, Inc.,
  13.25%                                                                   4,663(f)            5
                                                                                 ---------------
                                                                                       4,522,915
                                                                                 ---------------
 Total preferred stocks
  (cost $126,319,611)                                                                112,552,218
                                                                                 ---------------

                                              See Notes to Financial Statements.
                                                       Dryden High Yield Fund 23

Portfolio of Investments
as of June 30, 2003 (Unaudited) Cont'd.

 -----------------------------------------------------------------------------------
                                                          EXPIRATION
 DESCRIPTION                                              DATE          UNITS     VALUE (NOTE 1)
 WARRANTS(C)
 Aladdin Gaming                                              3/1/10  $    30,000 $             3
 Allegiance Telecom, Inc.                                    2/3/08       14,200           1,775
 Asia Pulp & Paper Ltd.
  (Indonesia)                                               3/15/05        3,705             667
 Bell Technology Group
  Ltd.                                                       5/1/05        8,500              85
 Bestel SA (Mexico)                                         5/15/05       12,000               0
 Birch Telecom, Inc.                                        6/15/08        6,000              60
 Communications Cellular
  SA (Colombia)                                            11/15/03       29,000               3
 GT Group Telecom, Inc.
  (Canada)                                                   2/1/10        8,610           3,229
 Harborside Healthcare
  Corp.                                                      8/1/09      136,354(f)        1,364
 HF Holdings, Inc.                                          9/27/09        4,375              44
 ICG Communications, Inc.                                   9/15/05      127,809           1,278
 Inter Act Systems, Inc.                                     8/1/03        2,910(d)           29
 InterAct Electronic
  Marketing, Inc.                                          12/15/09        2,910(d)           29
 McLeodUSA, Inc.                                            4/16/07      173,364          71,079
 National Restaurant
  Enterprises Holding,
  Inc.                                                      5/15/08        1,014(d)           10
 Price Communications
  Corp.                                                      8/1/07       17,200         577,576
 Primus Telecommunications
  Group                                                      8/1/04       12,250             122
 Star Choice
  Communications (Canada)                                  12/15/05      124,485         497,940
 Sterling Chemicals, Inc.                                   8/15/08        5,450              55
 Tellus Corp. (Canada)                                      9/15/05      108,785(f)          125
 USN Communications, Inc.                                  10/15/04       92,500             925
 Verado Holdings, Inc.                                      4/15/08        4,075              41
 Versatel Telecom Int'l.
  NV (Netherlands)                                          5/15/08       10,000             100
 Wam!Net, Inc.                                               3/1/05       22,500             225
 XM Satellite Radio, Inc.                                    3/3/10          345               3
                                                                                 ---------------
 Total warrants
  (cost $2,155,020)                                                                    1,156,767
                                                                                 ---------------
 Total long-term
  investments
  (cost $2,104,577,542)                                                            2,062,256,578
                                                                                 ---------------

See Notes to Financial Statements.
24 Visit our website at www.jennisondryden.com

 DESCRIPTION                                                           SHARES     VALUE (NOTE 1)
 SHORT-TERM INVESTMENTS  11.3%
 MONEY MARKET FUND  9.6%
 Prudential Core
  Investment Fund-Taxable
  Money Market Series
  (Note 3)
  (cost $205,031,729)                                                205,031,729(h) $205,031,729
                                                                                 ---------------
                                                                     PRINCIPAL
                                              INTEREST    MATURITY   AMOUNT
 DESCRIPTION                                  RATE        DATE       (000)        VALUE (NOTE 1)
 ----------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS  1.7%
 Joint Repurchase
  Agreement Account, (Note
  6)
  (cost $35,184,000)                          1.25%          7/1/03  $    35,184      35,184,000
                                                                                 ---------------
 Total short-term
  investments (cost
  $240,215,729)                                                                      240,215,729
                                                                                 ---------------
 TOTAL INVESTMENTS  108.3%
  (COST $2,344,793,271; NOTE 5)                                                    2,302,472,307
 Liabilities in excess of
  other assets  (8.3%)                                                              (177,317,198)
                                                                                 ---------------
 NET ASSETS  100.0%                                                              $ 2,125,155,109
                                                                                 ---------------
                                                                                 ---------------

(a)  Standard & Poor's rating.
(b)  Indicates a restricted security; the aggregate cost of such securities is
     $48,501,056. The aggregate value of $39,998,286 is approximately 1.9% of net assets.
(c)  Non-income producing security.
(d)  Consists of more than one class of securities traded together as a unit;
     generally bonds with attached stock or warrants.
(e)  Represents issuer in default on interest payments; non-income producing security.
(f)  Fair valued security.
(g)  Portion of securities on loan, see Note 4.
(h)  Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(i)  US$ denominated foreign bonds.
(j)  Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at year end.
(k)  Loan participation agreement.
(l)  Less than $1,000 principal amount held.

LLC--Limited Liability Company.
LP--Limited Partnership.
PIK--Payment-in-kind.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
                                              See Notes to Financial Statements.
                                                       Dryden High Yield Fund 25

Statement of Assets and Liabilities

as of June 30, 2003 (Unaudited)

 ASSETS
 -----------------------------------------------------------------------------------
 Investments, at value--including $200,116,735 of securities loaned
    (Note 4) (cost $2,344,793,271)                                      $2,302,472,307
 Cash                                                                          136,669
 Foreign currency, at value (cost $203)                                            275
 Interest receivable                                                        40,000,498
 Receivable for Investments sold                                            12,735,583
 Receivable for Fund shares sold                                             2,626,802
 Dividends receivable                                                        1,579,022
 Receivable for securities lending                                             208,890
 Other assets                                                                   53,484
                                                                        --------------
 TOTAL ASSETS                                                            2,359,813,530
 LIABILITIES
 -----------------------------------------------------------------------------------
 Payable to broker for collateral for securities on loan                   205,031,729
 Payable for Fund shares reacquired                                         12,178,726
 Payable for investments purchased                                          11,315,650
 Dividends payable                                                           3,574,281
 Accrued expenses                                                              830,863
 Management fee payable                                                        800,518
 Distribution fee payable                                                      735,109
 Securities lending rebate payable                                             133,009
 Deferred directors' fees payable                                               39,566
 Payable to securities lending agent                                            18,970
                                                                        --------------
 TOTAL LIABILITIES                                                         234,658,421
                                                                        --------------
 NET ASSETS                                                             $2,125,155,109
                                                                        --------------
                                                                        --------------
 -----------------------------------------------------------------------------------
 Net assets were comprised of:
    Common stock, at par                                                $    3,830,813
    Paid-in capital in excess of par                                     3,644,034,100
                                                                        --------------
                                                                         3,647,864,913
    Accumulated net investment loss                                         (2,617,582)
    Accumulated net realized loss on investments and foreign currency
       transactions                                                     (1,477,771,352)
    Net unrealized depreciation on investments and foreign currencies      (42,320,870)
                                                                        --------------
 NET ASSETS, JUNE 30, 2003                                              $2,125,155,109
                                                                        --------------
                                                                        --------------

See Notes to Financial Statements.
26 Visit our website at www.jennisondryden.com

 CLASS A
 -----------------------------------------------------------------------------------
 Net asset value and redemption price per share
 ($1,325,396,884 / 238,798,117 shares of common stock issued and outstanding)   $5.55
 Maximum sales charge (4% of offering price)                                      .23
                                                                                -----
 Maximum offering price to public                                               $5.78
                                                                                -----
                                                                                -----
 CLASS B
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($638,439,630 / 115,212,648 shares of common stock issued and outstanding)     $5.54
                                                                                -----
                                                                                -----
 CLASS C
 -----------------------------------------------------------------------------------
 Net asset value and redemption price per share
 ($96,373,755/ 17,391,649 shares of common stock issued and outstanding)        $5.54
 Sales charge (1% of offering price)                                              .06
                                                                                -----
 Offering price to public                                                       $5.60
                                                                                -----
                                                                                -----
 CLASS Z
 -----------------------------------------------------------------------------------
 Net asset value, offering price and redemption price per share
 ($64,944,840 / 11,678,897 shares of common stock issued and outstanding)       $5.56
                                                                                -----
                                                                                -----

                                              See Notes to Financial Statements.
                                                       Dryden High Yield Fund 27

Statement of Operations

Six Months Ended June 30, 2003 (Unaudited)

 NET INVESTMENT INCOME
 -----------------------------------------------------------------------------------
 Income
 Interest                                                              $  87,292,598
 Dividends                                                                 6,179,908
 Income from securities lending (net)                                        279,429
                                                                     -----------------
                                                                          93,751,935
                                                                     -----------------
 Expenses
 Management fee                                                            4,567,214
 Distribution fee--Class A                                                 1,546,541
 Distribution fee--Class B                                                 2,355,577
 Distribution fee--Class C                                                   317,444
 Transfer agent's fees and expenses                                        1,503,000
 Reports to shareholders                                                     220,000
 Custodian's fees and expenses                                               171,000
 Registration fees                                                            37,000
 Legal fees and expenses                                                      28,000
 Insurance                                                                    20,000
 Directors' fees                                                              20,000
 Audit fee                                                                    19,000
 Miscellaneous                                                                62,323
                                                                     -----------------
 TOTAL EXPENSES                                                           10,867,099
                                                                     -----------------
 Net investment income                                                    82,884,836
                                                                     -----------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
 -----------------------------------------------------------------------------------
 Net realized loss on:
    Investment transactions                                              (28,372,443)
    Foreign currency transactions                                            (12,518)
                                                                     -----------------
                                                                         (28,384,961)
                                                                     -----------------
 Net change in unrealized depreciation on:
    Investments                                                          246,611,113
    Foreign currencies                                                            50
                                                                     -----------------
                                                                         246,611,163
                                                                     -----------------
 Net gain on investments                                                 218,226,202
                                                                     -----------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 301,111,038
                                                                     -----------------
                                                                     -----------------

See Notes to Financial Statements.
28 Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

 -----------------------------------------------------------------------------------
                                                     SIX MONTHS              YEAR
                                                        ENDED                ENDED
                                                    JUNE 30, 2003      DECEMBER 31, 2002
 INCREASE (DECREASE) IN NET ASSETS
 -----------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                             $    82,884,836      $   182,444,423
 Net realized loss on investment and foreign
 currency transactions                                 (28,384,961)        (302,043,607)
 Net change in unrealized depreciation of
    investments and foreign currencies                 246,611,163           71,675,008
                                                  -----------------    -----------------
 Net increase (decrease) in net assets
    resulting from operations                          301,111,038          (47,924,176)
                                                  -----------------    -----------------
 DIVIDENDS FROM NET INVESTMENT INCOME
 Class A                                               (52,946,368)        (111,074,417)
 Class B                                               (25,289,849)         (62,481,407)
 Class C                                                (3,412,655)          (6,328,367)
 Class Z                                                (2,406,131)          (4,125,177)
                                                  -----------------    -----------------
                                                       (84,055,003)        (184,009,368)
                                                  -----------------    -----------------
 FUND SHARE TRANSACTIONS (NET OF SHARE
    CONVERSIONS)
 Net proceeds from shares sold(a)                      299,144,510          438,342,272
 Net asset value of shares issued in
 reinvestment of dividends                              42,035,762           93,534,967
 Cost of shares reacquired                            (321,906,713)        (646,294,302)
                                                  -----------------    -----------------
 Net increase (decrease) in net assets from
    Fund share transactions                             19,273,559         (114,417,063)
                                                  -----------------    -----------------
 Total increase (decrease)                             236,329,594         (346,350,607)
 NET ASSETS
 ---------------------------------------------------------------------------------------
 Beginning of period                                 1,888,825,515        2,235,176,122
                                                  -----------------    -----------------
 End of period                                     $ 2,125,155,109      $ 1,888,825,515
                                                  -----------------    -----------------
                                                  -----------------    -----------------
 ------------------------------
 (a) For the year ended December 31, 2002, includes $69,733,943 for shares issued in connection with the acquisition of Prudential High Yield Total Return Fund.

                                              See Notes to Financial Statements.
                                                       Dryden High Yield Fund 29

Notes to Financial Statements

(Unaudited)

Prudential High Yield Fund, Inc., doing business as Dryden High Yield Fund (the 'Fund'), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of high yield fixed-income securities which, in the opinion of the Fund's investment adviser, do not subject the Fund to unreasonable risks. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer's inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

NOTE 1. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Securities for which reliable market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgement of the subadviser, does not represent fair value, are valued at fair value by a Valuation Committee appointed by the Board of Trustees, in consultation with the Manager or subadviser.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.
30 Visit our website at www.jennisondryden.com

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund's policy that its custodian or designated subcustodians, under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). Certain issues of restricted securities held by the Fund at June 30, 2003 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations ('Selling Participant'), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower ('intermediate participants'). The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the closing daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

                                                       Dryden High Yield Fund 31

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net realized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-ended exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain
(loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Forward currency contracts involve elements of both market and credit risk in excess of the amounts reported on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the

32 Visit our website at www.jennisondryden.com

+
market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation, net of any rebate and securities lending agent fees, for lending its securities in the form of interest or dividends on the securities loaned. The Fund is entitled to any gain or loss in the market price of the collateral received for the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: It is Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually.

NOTE 2. AGREEMENTS

The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM').The Subadvisory Agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
                                                       Dryden High Yield Fund 33

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund's average daily net assets up to $250 million, .475% of the next $500 million, .45% of the next $750 million, .425% of the next $500 million, .40% of the next $500 million, .375% of the next $500 million and .35% of the Fund's average daily net assets in excess of $3 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, B and C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS with respect to Class A, B and C shares, for distribution-related activities at an annual rate of up to .30 of 1%, .75 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended June 30, 2003, such expenses under the Plans were .25 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it has received approximately $357,200 and $110,300 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended June 30, 2003. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2003, it received approximately $451,000 and $16,700 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended June 30, 2003, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is

34 Visit our website at www.jennisondryden.com

April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2003.

NOTE 3. OTHER TRANSACTIONS WITH AFFILIATES

Prudential Mutual Fund Services LLC, ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended June 30, 2003, the Fund incurred fees of approximately $1,114,000 for the services of PMFS. As of June 30, 2003, approximately $183,000 of such fees were due to PMFS.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $93,200 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential was approximately $87,700 for the six months ended June 30, 2003. As of June 30, 2003, approximately $14,600 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

PSI is the securities lending agent for the Fund. For the six months ended June 30, 2003, PSI has been compensated by the Fund approximately $93,000 for these services of which $19,000 is due at June 30, 2003.

The Fund invests in the Taxable Money Market Series, a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Taxable Money Market Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

NOTE 4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2003 were $729,292,287 and $683,277,589, respectively.

As of June 30, 2003, the Fund has securities on loan with an aggregate market value of $200,116,735. The Fund received $205,031,729 in cash, as collateral for securities on loan with which it purchased highly liquid short-term investments in accordance with the Fund's securities lending procedures.

                                                       Dryden High Yield Fund 35

NOTE 5. TAX INFORMATION

For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2002, of approximately $1,429,139,000, of which $162,250,000 expires in 2003, $169,718,000 expires in 2007, $312,066,000 expires in 2008,
$369,236,000 expires 2009 and $386,017,000 expires in 2010. The remaining amount resulted from when the Fund acquired a capital loss carryforward from the merger with Prudential High Yield Total Return Fund, Inc. in the amount of $29,852,000, of which $1,698,000 expires in 2006, $6,981,000 expires in 2007, $8,555,000 in
2008 and $12,618,000 expires in 2009, respectively. The future utilization of the acquired built-in losses from Prudential High Yield Total Return Fund, Inc. in the amount of $18,309,338, will be limited under Section 382 of the Internal Revenue Code of 1986, as amended. The annual limitation to be applied to all
Section 382 losses will be $3,494,000. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such allowable amounts. In addition, the Fund has elected to treat post-October capital losses of approximately $12,393,000 as having been incurred in the current fiscal year.

The United States federal income tax basis of the Fund's investments and the net unrealized depreciation as of June 30, 2003 were as follows:

                                                               NET UNREALIZED
    TAX BASIS           APPRECIATION         DEPRECIATION       DEPRECIATION
-----------------      ---------------      ---------------    ---------------
 $2,346,063,788         $178,602,261         $222,193,742        $43,591,481

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums and wash sales for book and tax purposes.

NOTE 6. JOINT REPURCHASE AGREEMENT ACCOUNT

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of June 30, 2003, the Fund had a 16.1% undivided interest in the joint account. The undivided interest for the Fund represents $35,184,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

Bank of America Securities, 1.26%, in the principal amount of $72,637,000, repurchase price $72,639,542, due 7/1/03. The value of the collateral including accrued interest was $74,089,740.

36 Visit our website at www.jennisondryden.com

Bear Stearns & Co., Inc., 1.24%, in the principal amount of $72,636,000, repurchase price $72,638,502, due 7/1/03. The value of the collateral including accrued interest was $74,089,944.

State Street Corp., 1.25%, in the principal amount of $72,637,000, repurchase price $72,639,522, due 7/1/03. The value of the collateral including accrued interest was $74,096,024.

NOTE 7. CAPITAL

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has 3 billion shares of $.01 par value common stock authorized; equally divided into four classes, designated Class A, Class B, Class C and Class Z shares.

Transactions in shares of common stock were as follows:

CLASS A                                                         SHARES          AMOUNT
-----------------------------------------------------------   -----------    -------------
Six months ended June 30, 2003:
Shares sold                                                    36,659,154    $ 193,477,359
Shares issued in reinvestment of dividends                      5,160,316       27,307,152
Shares reacquired                                             (45,822,930)    (244,251,070)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (4,003,460)     (23,466,559)
Shares issued upon conversion from Class B                     10,090,429       54,078,022
                                                              -----------    -------------
Net increase (decrease) in shares outstanding                   6,086,969    $  30,611,463
                                                              -----------    -------------
                                                              -----------    -------------
Year ended December 31, 2002:
Shares sold                                                    39,828,820    $ 204,352,128
Shares issued in connection with reorganization (Note 8)        2,382,263       13,284,198
Shares issued in reinvestment of dividends                     11,385,140       59,010,116
Shares reacquired                                             (76,153,597)    (397,420,267)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                  (22,557,374)    (120,773,825)
Shares issued upon conversion from Class B                     17,763,327       92,315,277
                                                              -----------    -------------
Net increase (decrease) in shares outstanding                  (4,794,047)   $ (28,458,548)
                                                              -----------    -------------
                                                              -----------    -------------

                                                       Dryden High Yield Fund 37

CLASS B                                                         SHARES          AMOUNT
-----------------------------------------------------------   -----------    -------------
Six months ended June 30, 2003:
Shares sold                                                     9,973,660    $  52,541,456
Shares issued in reinvestment of dividends                      2,073,420       10,943,972
Shares reacquired                                              (9,387,441)     (49,290,455)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                    2,659,639       14,194,973
Shares reacquired upon conversion into Class A                (10,109,321)     (54,078,022)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding                  (7,449,682)   $ (39,883,049)
                                                              -----------    -------------
                                                              -----------    -------------
Year ended December 31, 2002:
Shares sold                                                    18,148,290    $  95,003,748
Shares issued in connection with reorganization (Note 8)        8,320,848       46,313,859
Shares issued in reinvestment of dividends                      5,342,085       27,701,984
Shares reacquired                                             (35,430,755)    (183,090,227)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (3,619,532)     (14,070,636)
Shares reacquired upon conversion into Class A                (17,788,474)     (92,315,277)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding                 (21,408,006)   $(106,385,913)
                                                              -----------    -------------
                                                              -----------    -------------
CLASS C
-----------------------------------------------------------
Six months ended June 30, 2003:
Shares sold                                                     4,214,460    $  22,035,023
Shares issued in reinvestment of dividends                        332,486        1,759,557
Shares reacquired                                              (1,661,294)      (8,730,369)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding                   2,885,652    $  15,064,211
                                                              -----------    -------------
                                                              -----------    -------------
Year ended December 31, 2002:
Shares sold                                                     4,438,546    $  23,074,896
Shares issued in connection with reorganization (Note 8)        1,640,289        9,129,836
Shares issued in reinvestment of dividends                        619,893        3,198,179
Shares reacquired                                              (4,486,748)     (23,132,599)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding                   2,211,980    $  12,270,312
                                                              -----------    -------------
                                                              -----------    -------------
CLASS Z
-----------------------------------------------------------
Six months ended June 30, 2003:
Shares sold                                                     5,858,541    $  31,090,672
Shares issued in reinvestment of dividends                        380,991        2,025,081
Shares reacquired                                              (3,688,448)     (19,634,819)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding                   2,551,084    $  13,480,934
                                                              -----------    -------------
                                                              -----------    -------------
Year ended December 31, 2002:
Shares sold                                                     8,811,692    $  46,177,557
Shares issued in connection with reorganization (Note 8)          179,828        1,006,050
Shares issued in reinvestment of dividends                        698,006        3,624,688
Shares reacquired                                              (8,130,945)     (42,651,209)
                                                              -----------    -------------
Net increase (decrease) in shares outstanding                   1,558,581    $   8,157,086
                                                              -----------    -------------
                                                              -----------    -------------

38 Visit our website at www.jennisondryden.com

NOTE 8. ACQUISITION OF PRUDENTIAL HIGH YIELD TOTAL RETURN FUND

On March 20, 2002, Dryden High Yield Fund, formally know as Prudential High Yield Fund acquired all of the net assets of Prudential High Yield Total Return Fund pursuant to a plan of reorganization approved by Prudential High Yield Fund shareholders on March 7, 2002. The acquisition was accomplished by a tax-free exchange of Class A, Class B, Class C, and Class Z shares:

                PRUDENTIAL HIGH YIELD        PRUDENTIAL
                  TOTAL RETURN FUND       HIGH YIELD FUND
                   SHARES REDEEMED         SHARES ISSUED          VALUE
                ---------------------     ----------------     -----------
Class A               2,150,976               2,382,263        $13,284,198
Class B               7,463,305               8,320,848         46,313,859
Class C               1,471,242               1,640,289          9,129,836
Class Z                 162,924                 179,828          1,006,050

Prudential High Yield Total Return Fund's net assets at that date of $69,733,943, including $18,309,338 of unrealized depreciation, were combined with those of Prudential High Yield Fund. The aggregate net assets of Prudential High Yield Fund and Prudential High Yield Total Return Fund immediately before the acquisition were $2,203,447,051 and $69,733,943, respectively.

                                                       Dryden High Yield Fund 39

Financial Highlights

(Unaudited)

                                                                          CLASS A
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                   $      4.99
                                                                           --------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                          .22
 Net realized and unrealized gain (loss) on investments                         .56
                                                                           --------
 TOTAL FROM INVESTMENT OPERATIONS                                               .78
                                                                           --------
 LESS DISTRIBUTIONS
 Dividends from net investment income                                          (.22)
 Distributions in excess of net investment income                                --
 Tax return of capital distributions                                             --
                                                                           --------
 TOTAL DISTRIBUTIONS                                                           (.22)
                                                                           --------
 Net asset value, end of period                                         $      5.55
                                                                           --------
                                                                           --------
 TOTAL RETURN(A)                                                              15.61%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                        $ 1,325,397
 Average net assets (000)                                               $ 1,247,486
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                   .91%(d)
    Expenses, excluding distribution and service (12b-1) fees                   .66%(d)
    Net investment income                                                      8.44%(d)
 For Classes A, B, C and Z shares:
    Portfolio turnover rate                                                      36%(e)

------------------------------
(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Less than $.005 per share.
(d) Annualized.
(e) Not annualized.

See Notes to Financial Statements.
40 Visit our website at www.jennisondryden.com

                                               CLASS A
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002                 2001                 2000                 1999                 1998
 -----------------------------------------------------------------------------------
    $     5.57           $     6.20           $     7.38           $     7.88           $     8.65
      --------             --------             --------             --------             --------
           .47                  .61(b)               .69(b)               .71                  .76
          (.57)                (.61)               (1.17)                (.45)                (.76)
      --------             --------             --------             --------             --------
          (.10)                  --                 (.48)                 .26                   --
      --------             --------             --------             --------             --------
          (.48)                (.61)                (.69)                (.71)                (.76)
            --                   --                   --(c)              (.01)                (.01)
            --                 (.02)                (.01)                (.04)                  --
      --------             --------             --------             --------             --------
          (.48)                (.63)                (.70)                (.76)                (.77)
      --------             --------             --------             --------             --------
    $     4.99           $     5.57           $     6.20           $     7.38           $     7.88
      --------             --------             --------             --------             --------
      --------             --------             --------             --------             --------
         (1.56)%               (.25)%              (6.88)%               3.38%               (0.13)%
    $1,160,389           $1,323,184           $1,482,144           $1,750,618           $1,677,605
    $1,206,048           $1,433,298           $1,591,228           $1,746,123           $1,712,531
           .90%                 .88%                 .85%                 .80%                 .67%
           .65%                 .63%                 .60%                 .55%                 .52%
          9.13%               10.14%                9.95%                9.30%                9.04%
            50%                  77%                  71%                  70%                 103%

                                              See Notes to Financial Statements.
                                                       Dryden High Yield Fund 41

Financial Highlights

(Unaudited) Cont'd.

                                                                          CLASS B
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                    $    4.98
                                                                           -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                         .21
 Net realized and unrealized gain (loss) on investments                        .56
                                                                           -------
 TOTAL FROM INVESTMENT OPERATIONS                                              .77
                                                                           -------
 LESS DISTRIBUTIONS
 Dividends from net investment income                                         (.21)
 Distributions in excess of net investment income                               --
 Tax return of capital distributions                                            --
                                                                           -------
 TOTAL DISTRIBUTIONS                                                          (.21)
                                                                           -------
 Net asset value, end of period                                          $    5.54
                                                                           -------
                                                                           -------
 TOTAL RETURN(A)                                                             15.36%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                         $ 638,440
 Average net assets (000)                                                $ 633,359
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                 1.41%(d)
    Expenses, excluding distribution and service (12b-1) fees                  .66%(d)
    Net investment income                                                     7.94%(d)

------------------------------
(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Less than $.005 per share.
(d) Annualized.
See Notes to Financial Statements.
42 Visit our website at www.jennisondryden.com

                                               CLASS B
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002                 2001                 2000                 1999                 1998
 ----------------------------------------------------------------------------------------------------
     $   5.56             $   6.19            $     7.36           $     7.86           $     8.63
      -------              -------              --------             --------             --------
          .44                  .58(b)                .65(b)               .67                  .71
         (.57)                (.61)                (1.16)                (.45)                (.76)
      -------              -------              --------             --------             --------
         (.13)                (.03)                 (.51)                 .22                 (.05)
      -------              -------              --------             --------             --------
         (.45)                (.58)                 (.65)                (.66)                (.71)
           --                   --                    --(c)              (.02)                (.01)
           --                 (.02)                 (.01)                (.04)                  --
      -------              -------              --------             --------             --------
         (.45)                (.60)                 (.66)                (.72)                (.72)
      -------              -------              --------             --------             --------
     $   4.98             $   5.56            $     6.19           $     7.36           $     7.86
      -------              -------              --------             --------             --------
      -------              -------              --------             --------             --------
        (2.07)%               (.78)%               (7.28)%               2.86%                (.70)%
     $610,615             $801,358            $1,051,971           $1,867,620           $2,381,793
     $720,123             $965,014            $1,453,221           $2,180,904           $2,557,252
         1.40%                1.38%                 1.35%                1.30%                1.27%
          .65%                 .63%                  .60%                 .55%                 .52%
         8.60%                9.66%                 9.41%                8.78%                8.41%

                                              See Notes to Financial Statements.
                                                       Dryden High Yield Fund 43

Financial Highlights

(Unaudited) Cont'd.

                                                                          CLASS C
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                     $  4.98
                                                                           ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                        .21
 Net realized and unrealized gain (loss) on investments                       .56
                                                                           ------
 TOTAL FROM INVESTMENT OPERATIONS                                             .77
                                                                           ------
 LESS DISTRIBUTIONS
 Dividends from net investment income                                        (.21)
 Distributions in excess of net investment income                              --
 Tax return of capital distributions                                           --
                                                                           ------
 TOTAL DISTRIBUTIONS                                                         (.21)
                                                                           ------
 Net asset value, end of period                                           $  5.54
                                                                           ------
                                                                           ------
 TOTAL RETURN(A)                                                            15.36%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                          $96,374
 Average net assets (000)                                                 $85,353
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                1.41%(d)
    Expenses, excluding distribution and service (12b-1) fees                 .66%(d)
    Net investment income                                                    7.94%(d)

------------------------------
(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Less than $.005 per share.
(d) Annualized.

See Notes to Financial Statements.
44 Visit our website at www.jennisondryden.com

                                               CLASS C
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002                 2001                 2000                 1999                 1998
 ----------------------------------------------------------------------------------------------------
     $   5.56             $   6.19             $   7.36             $   7.86             $   8.63
       ------               ------               ------               ------               ------
          .44                  .58(b)               .65(b)               .67                  .71
         (.57)                (.61)               (1.16)                (.45)                (.76)
       ------               ------               ------               ------               ------
         (.13)                (.03)                (.51)                 .22                 (.05)
       ------               ------               ------               ------               ------
         (.45)                (.58)                (.65)                (.67)                (.71)
           --                   --                   --(c)              (.01)                (.01)
           --                 (.02)                (.01)                (.04)                  --
       ------               ------               ------               ------               ------
         (.45)                (.60)                (.66)                (.72)                (.72)
       ------               ------               ------               ------               ------
     $   4.98             $   5.56             $   6.19             $   7.36             $   7.86
       ------               ------               ------               ------               ------
       ------               ------               ------               ------               ------
        (2.07)%               (.78)%              (7.28)%               2.86%                (.70)%
     $ 72,213             $ 68,382             $ 67,890             $ 98,347             $ 83,687
     $ 72,506             $ 70,073             $ 82,438             $ 95,443             $ 67,296
         1.40%                1.38%                1.35%                1.30%                1.27%
          .65%                 .63%                 .60%                 .55%                 .52%
         8.65%                9.66%                9.44%                8.81%                8.49%

                                              See Notes to Financial Statements.
                                                       Dryden High Yield Fund 45

Financial Highlights

(Unaudited) Cont'd.

                                                                          CLASS Z
                                                                     -----------------
                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 2003
 -----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:
 NET ASSET VALUE, BEGINNING OF PERIOD                                     $  5.00
                                                                           ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                        .23
 Net realized and unrealized gain (loss) on investments                       .56
                                                                           ------
 TOTAL FROM INVESTMENT OPERATIONS                                             .79
                                                                           ------
 LESS DISTRIBUTIONS
 Dividends from net investment income                                        (.23)
 Distributions in excess of net investment income                              --
 Tax return of capital distributions                                           --
                                                                           ------
 TOTAL DISTRIBUTIONS                                                         (.23)
                                                                           ------
 Net asset value, end of period                                           $  5.56
                                                                           ------
                                                                           ------
 TOTAL RETURN(A)                                                            15.72%
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                                          $64,945
 Average net assets (000)                                                 $55,083
 Ratios to average net assets:
    Expenses, including distribution and service (12b-1) fees                 .66%(c)
    Expenses, excluding distribution and service (12b-1) fees                 .66%(c)
    Net investment income                                                    8.68%(c)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.

See Notes to Financial Statements.
46 Visit our website at www.jennisondryden.com

                                               CLASS Z
 ----------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
 ----------------------------------------------------------------------------------------------------
       2002                 2001                 2000                 1999                 1998
 ----------------------------------------------------------------------------------------------------
     $   5.58             $   6.20             $   7.39             $   7.88             $   8.65
       ------               ------               ------               ------               ------
          .48                  .63(b)               .70(b)               .73                  .76
         (.57)                (.60)               (1.17)                (.44)                (.75)
       ------               ------               ------               ------               ------
         (.09)                 .03                 (.47)                 .29                  .01
       ------               ------               ------               ------               ------
         (.49)                (.63)                (.70)                (.73)                (.76)
           --                   --                 (.01)                (.01)                (.02)
           --                 (.02)                (.01)                (.04)                  --
       ------               ------               ------               ------               ------
         (.49)                (.65)                (.72)                (.78)                (.78)
       ------               ------               ------               ------               ------
     $   5.00             $   5.58             $   6.20             $   7.39             $   7.88
       ------               ------               ------               ------               ------
       ------               ------               ------               ------               ------
        (1.30)%                .19%               (6.58)%               3.79%                0.00%
     $ 45,609             $ 42,252             $ 37,288             $ 50,330             $ 65,068
     $ 43,494             $ 42,557             $ 43,997             $ 60,652             $ 57,453
          .65%                 .63%                 .60%                 .55%                 .52%
          .65%                 .63%                 .60%                 .55%                 .52%
         9.41%               10.41%               10.17%                9.53%                9.23%

                                              See Notes to Financial Statements.
                                                       Dryden High Yield Fund 47

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

MAIL                       TELEPHONE          WEBSITE
Gateway Center Three       (800) 225-1852     www.jennisondryden.com
100 Mulberry Street
Newark, NJ 07102-4077

DIRECTORS
David E.A. Carson - Robert F. Gunia - Robert E.
La Blanc - Douglas H. McCorkindale - Stephen P.
Munn - Richard A. Redeker - Judy A. Rice -
Robin B. Smith - Stephen D. Stoneburn - Clay T. Whitehead

OFFICERS
Judy A. Rice, President - Robert F. Gunia, Vice
President - Grace C. Torres, Treasurer -
Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary - Deborah A. Docs,
Secretary - Maryanne Ryan,
Anti-Money Laundering Compliance Officer

---------------------------------------------------------------------------
MANAGER                 Prudential Investments LLC   Gateway Center Three
                                                     100 Mulberry Street
                                                     Newark, NJ 07102-4077
---------------------------------------------------------------------------
INVESTMENT ADVISER      Prudential Investment        Gateway Center Two
                        Management, Inc.             100 Mulberry Street
                        Newark, NJ 07102
---------------------------------------------------------------------------
DISTRIBUTOR             Prudential Investment        Gateway Center Three
                        Management Services LLC      14th Floor
                                                     100 Mulberry Street
                                                     Newark, NJ 07102-4077
---------------------------------------------------------------------------
CUSTODIAN               State Street Bank            One Heritage Drive
                        and Trust Company            North Quincy, MA 02171
---------------------------------------------------------------------------
TRANSFER AGENT          Prudential Mutual Fund       PO Box 8098
                        Services LLC                 Philadelphia, PA 19101
---------------------------------------------------------------------------
INDEPENDENT AUDITORS    PricewaterhouseCoopers LLP   1177 Avenue of the
                                                     Americas
                                                     New York, NY 10036
---------------------------------------------------------------------------
LEGAL COUNSEL           Shearman & Sterling LLP      599 Lexington Avenue
                                                     New York, NY 10022
---------------------------------------------------------------------------

Dryden High Yield Fund
Share Class          A            B           C          Z
Nasdaq               PBHAX        PBHYX       PBHCX      PHYZX
CUSIP                262438104    262438203   262438302  262438401

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2003 were not audited and, accordingly, no auditors' opinion is expressed on them.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL
GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
ANY BANK AFFILIATE

JennisonDrydenMutualFunds

Dryden High Yield Fund

Share Class      A          B          C          Z
Nasdaq           PBHAX      PBHYX      PBHCX      PHYZX
CUSIP            262438104  262438203  262438302  262438401

MF110E2  IFS-A083139

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not required in this filing

Item 8 -- Reserved

Item 9 -- Controls and Procedures

          (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

          (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

          (a)  Code of Ethics -- Not required in this filing

          (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act -- Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential High Yield Fund, Inc. (d/b/a Dryden High Yield Fund)

By: /s/ Deborah Docs
    ----------------------------------------------------------
    Deborah Docs
    Secretary

Date: August 26, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Judy A. Rice
    ----------------------------------------------------------
    Judy A. Rice
    President and Principal Executive Officer

Date: August 26, 2003

By: /s/ Grace C. Torres
    ----------------------------------------------------------
    Grace C. Torres
    Treasurer and Principal Financial Officer

Date: August 26, 2003